Loans and Allowance for Credit Losses, Commitments to Lend (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Temporary Advance Arrangements	$ 75,000	$ 87,000
Total unfunded credit commitments	526,868	497,242
Commercial Letters of Credit International	1,100	1,200
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	322,135	299,817
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	296,710	278,093
Commercial Lease Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	0	3
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	204,733	197,425
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	34,621	32,055
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	43,309	45,492
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	98,904	95,062
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	27,899	24,816
Commercial real estate mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	7,378	6,134
Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	$ 18,047	$ 15,587
Product Concentration Risk [Member] | Loans And Leases Receivable [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	10.00%	10.00%
Product Concentration Risk [Member] | Loans And Leases Receivable [Member] | Commercial Real Estate Mortgage and Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	10.00%	10.00%
Acquired Consumer Mortgage Loan Portfolio [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	2.00%		10.00%
Residential Mortgage [Member] | Interest-only Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	9.00%	12.00%
CALIFORNIA | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	13.00%	13.00%
California, Larger Metropolitan Areas [Member] | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	5.00%	4.00%
Financing Receivable Acquired With Deteriorated Credit Quality [Member] | CALIFORNIA | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	2.00%	2.00%
First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period, Low Range	10 years
Financing Receivable, Draw Period, Mid Range	15 years
Financing Receivable, Draw Period, High Range	20 years
Financing Receivable, Draw Period Repayment Option, Percentage Of Total Outstanding Balance	1.50%
Minimum [Member] | First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	3 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	5 years
Maximum [Member] | First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	7 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	30 years
Financing Receivable, End Of Draw Period Repayment Option, Repayment Terms, Period	30 years